SCHEDULE II - Condensed Financial Information Of Registrant Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Benefit for income taxes	$ 540.8	$ 413.5	$ 611.1
ARX and subsidiaries
Income Taxes [Line Items]
Noncontrolling interest, ownership percentage (less than)	80.00%
Adjustments for New Accounting Pronouncement
Income Taxes [Line Items]
Benefit for income taxes	$ 44.7